Notes Payable Maturities of Long Term Debt (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013
Debt Instrument
Repayments of Long-term Debt	$ (479)	$ (294)		$ 359	$ 557	$ 516	$ 242
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	61			18
Long-term Debt, Maturities, Repayments of Principal in Year Two	123			13
Long-term Debt, Maturities, Repayments of Principal in Year Three	178			13
Long-term Debt, Maturities, Repayments of Principal in Year Four	552			332
Long-term Debt, Maturities, Repayments of Principal in Year Five	783			304
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,663			661
Long-term Debt	3,360			1,341
Extinguishment of Debt, Amount							237
Interest Paid	26	26		87	65	52	1
Payments of Debt Extinguishment Costs			$ (5)	$ 0	$ 6